Nature of Operations and Business Activities	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Business Activities
Nature of Operations and Business Activities
Nature of Operations and Basis of Presentation

Sorrento Therapeutics, Inc. (Nasdaq: SRNE), together with its subsidiaries (collectively, the “Company”) is a clinical stage and commercial biopharma company focused on delivering innovative and clinically meaningful therapies to patients and their families, globally, to address unmet medical needs. The Company primarily focuses on therapeutics areas in Immune-Oncology and Non-Opioid Pain Management. The Company also has programs assessing the use of its technologies and products in auto-immune, inflammatory and neurodegenerative diseases.
At its core, the Company is an antibody-centric company and leverages its proprietary G-MAB™ library and targeted delivery modalities to generate the next generation of cancer therapeutics. the Company’s fully human antibodies include PD-1, PD-L1, CD38, CD123, CD47, c-MET, VEGFR2, CCR2 and CD137 among others.
The Company’s vision is to leverage these antibodies in conjunction with proprietary targeted delivery modalities to generate the next generation of cancer therapeutics. These modalities include proprietary chimeric antigen receptor T-cell therapy (“CAR-T”), dimeric antigen receptor T-cell therapy (“DAR-T”), antibody drug conjugates (“ADCs”) as well as bispecific antibody approaches. Additionally, the Company acquired Sofusa®, a revolutionary drug delivery system, in July 2018, which delivers biologics directly into the lymphatic system to potentially achieve improved efficacy and fewer adverse effects than standard parenteral immunotherapy.
With each of the Company’s clinical and pre-clinical programs, it aims to tailor its therapies to treat specific stages in the evolution of cancer, from elimination, to equilibrium and escape. In addition, the Company’s objective is to focus on tumors that are resistant to current treatments and where it can design focused trials based on a genetic signature or biomarker to ensure patients have the best chance of a durable and significant response. The Company has several immuno-oncology programs that are in or near to entering the clinic. These include cellular therapies, an oncolytic virus and a palliative care program targeted to treat intractable cancer pain.
Through December 31, 2018, the Company had devoted substantially all of its efforts to product development, raising capital and building infrastructure, and had not realized revenues from its planned principal operations.
The accompanying consolidated financial statements include the accounts of the Company’s subsidiaries.  For consolidated entities where the Company owns or is exposed to less than 100% of the economics, the Company records net income (loss) attributable to noncontrolling interests in its consolidated statements of operations equal to the percentage of the economic or ownership interest retained in such entities by the respective noncontrolling parties.  All intercompany balances and transactions have been eliminated in consolidation.